Contingent Liabilities [Text Block]	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities [Text Block]
26.	CONTINGENT LIABILITIES
Repayment of Excess Interest
The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥29,438 million and ¥24,943 million as of March 31, 2020 and 2021, respectively. Provision (reversal) related to the allowance is included in Other non-interest
expenses in the accompanying consolidated statements of income. For the fiscal years ended March 31, 2019, 2020 and 2021, there was a negative impact of ¥15,632 million, ¥7,800 million and nil, respectively, on Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.
Litigation
In the ordinary course of business, the MUFG Group is subject to various litigation and regulatory matters. In accordance with applicable accounting guidance, the MUFG Group establishes an accrued liability for loss contingencies arising from litigation and regulatory matters when they are determined to be probable in their occurrence and the probable loss amount can be reasonably estimated. Based upon current knowledge and consultation with counsel, management believes the eventual outcome of such litigation and regulatory matters, where losses are probable and the probable loss amounts can be reasonably estimated, would not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows. Additionally, management believes the amount of loss that is reasonably possible, but not probable, from various litigation and regulatory matters is not material to the MUFG Group’s financial position, results of operations or cash flows.